6. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

(a)  Lease Obligations

In December 2011 the Company signed a lease amendment for 10,600 square feet effective June 1, 2012 at the Company’s headquarters in Boston, Massachusetts.  This lease expires on April 30, 2016.

The Company performs most of the final assembly, test, packaging, warehousing and distribution at a production and warehouse facility in Tijuana, Mexico. In November 2014, the Company signed a one-year lease with five one-year renewal options thereafter for an 11,390 square foot facility.  In September 2015, the Company extended the term of the lease from December 1, 2015 through November 30, 2018.  In September 2015, the Company also signed a new lease for additional space in the adjacent building, which doubles our existing capacity.  The term of the lease is from March 1, 2016 through November 30, 2018 with early access granted as of December 1, 2015.

In order to facilitate the Company’s current and planned increase in production demand, driven in part by the launch of Motorola branded products, the Company has committed with North American Production Sharing, Inc. (“NAPS”) to extend its existing lease used in connection with the Production Sharing Agreement (“PSA”) entered into between the Company and NAPS.  The extension term is December 1, 2015 through November 30, 2018 and allows the Company to contract additional Mexico personnel to work in the Tijuana facility.

The Company closed the UK sales office in October 2014 and now has an independent sales representative for the U.K. and Ireland.

Rent expense for all of the Company's leases was $363.8 thousand in 2015 and $313.4 thousand in 2014.

As of December 31, 2014, the Company's estimated future minimum committed rental payments, excluding executory costs, under the operating leases described above to their expiration or the earliest possible termination date, whichever is sooner, are $177.1 thousand for 2016, $104.6 thousand for 2017, and $95.8 thousand for 2018.  There are no future minimum committed rental payments that extend beyond 2018.

(b)  Contingencies

The Company is party to various lawsuits and administrative proceedings arising in the ordinary course of business. The Company evaluates such lawsuits and proceedings on a case-by-case basis, and its policy is to vigorously contest any such claims which it believes are without merit.

The Company reviews the status of its legal proceedings and records a provision for a liability when it is considered probable that both a liability has been incurred and the amount of the loss can be reasonably estimated.  This review is updated periodically as additional information becomes available. If either or both of the criteria are not met, the Company reassesses whether there is at least a reasonable possibility that a loss, or additional losses, may be incurred.  If there is a reasonable possibility that a loss may be incurred, the Company discloses the estimate of the amount of the loss or range of losses, that the amount is not material, or that an estimate of the loss cannot be made. The Company expenses its legal fees as incurred.

On January 30, 2015, Wetro LAN LLC ("Wetro LAN") filed a complaint against the Company alleging infringement of U.S. Patent No. 6,795,918 (“the ’918 patent”). The ’918 patent is titled “Service Level Computer Security.” Wetro LAN alleges that the Company’s wireless routers, including its Model 4501 Wireless-N Router, infringe the '918 patent. The case is in its early stages and on March 15th, 2016 the trial date was set by the judge for April 17, 2017.

On November 14, 2014, Concinnitas, LLC and Mr. George W. Hindman (collectively "Concinnitas") filed a complaint against the Company alleging infringement of U.S. Patent No. 7,805,542 (“the ’542 patent”) titled "“Mobile United Attached in a Mobile Environment that Fully Restricts Access to Data Received via Wireless Signal to a Separate Computer in the Mobile Environment.” The Complaint asserts that the Company sells "products and/or systems (including at least the [wireless router model no.] 4530)" that infringe the '542 patent. Concinnitas and the Company have executed a settlement agreement.  On August 13, 2015, this case was closed following an order of dismissal with prejudice pursuant to a resolution of the dispute between Zoom and Concinnitas, LLC.

(c)  Commitments

On May 13, 2015 the Company entered into a non-cancellable licensing agreement (“the Agreement”) to use certain trademarks in connection with the manufacture, sale, marketing, and distribution of cable modem equipment.  The Agreement commences on January 1, 2016 and terminates on December 31, 2020.  Additionally, the Company has committed to reserving a certain percentage of wholesale prices for use in advertising, merchandising and promotion of the related products. In conjunction with the Agreement, the Company is required to make quarterly royalty payments equal to a certain percentage of the preceding quarter’s net sales with minimum annual royalty payments as follows:

Year ending December 31,
2016:	$2,000,000
2017:	$2,400,000
2018:	$2,600,000
2019:	$2,600,000
2020:	$2,600,000